Guarantee of Registered Securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	$ 1,018	$ 783	$ 500
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of long-term investments	190	90	73
Purchase of long-term investments	(30)	(34)	(158)
Net sales of short-term investments - non-fiduciary	(8)	(337)	259
Acquisition of businesses, net of cash acquired	(97)	(2,078)	(263)
Capital expenditures	(241)	(180)	(140)
CASH USED FOR INVESTING ACTIVITIES	(186)	(2,539)	(229)
CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury shares	(828)	(250)	(590)
Issuance of shares for employee benefit plans	201	194	163
Issuance of debt	1,673	2,905	1,093
Repayment of debt	(1,688)	(816)	(1,118)
Cash dividends to shareholders	(200)	(175)	(165)
Purchase of shares from noncontrolling interests	(24)	(15)	(3)
Dividends paid to noncontrolling interests	(30)	(20)	(32)
CASH (USED FOR) PROVIDED BY FINANCING ACTIVITIES	(896)	1,823	(652)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(10)	62	16
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(74)	129	(365)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	346	217	582
CASH AND CASH EQUIVALENTS AT END OF YEAR	272	346	217
Subsidiary Issuer
CASH FLOWS FROM OPERATING ACTIVITIES
CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	(201)	(99)	102
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of long-term investments	133	54	68
Purchase of long-term investments	(20)	(24)	(18)
Net sales of short-term investments - non-fiduciary	115	(262)	300
Acquisition of businesses, net of cash acquired	(5)	(2,001)	(150)
CASH USED FOR INVESTING ACTIVITIES	223	(2,233)	200
CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury shares	(828)	(250)	(590)
Advances from (to) affiliates	768	163	300
Issuance of shares for employee benefit plans	201	194	163
Issuance of debt	1,290	2,592
Repayment of debt	(1,288)	(173)
Cash dividends to shareholders	(200)	(175)	(165)
CASH (USED FOR) PROVIDED BY FINANCING ACTIVITIES	(57)	2,351	(292)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(35)	19	10
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	14	(5)	(15)
CASH AND CASH EQUIVALENTS AT END OF YEAR	(21)	14	(5)
Other Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	1,219	882	398
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of long-term investments	57	36	5
Purchase of long-term investments	(10)	(10)	(140)
Net sales of short-term investments - non-fiduciary	(123)	(75)	(41)
Acquisition of businesses, net of cash acquired	(92)	(77)	(113)
Capital expenditures	(241)	(180)	(140)
CASH USED FOR INVESTING ACTIVITIES	(409)	(306)	(429)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from (to) affiliates	(768)	(163)	(300)
Issuance of debt	383	313	1,093
Repayment of debt	(400)	(643)	(1,118)
Purchase of shares from noncontrolling interests	(24)	(15)	(3)
Dividends paid to noncontrolling interests	(30)	(20)	(32)
CASH (USED FOR) PROVIDED BY FINANCING ACTIVITIES	(839)	(528)	(360)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(10)	62	16
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(39)	110	(375)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	332	222	597
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 293	$ 332	$ 222